FINANCIAL INSTRUMENTS (Tables)	12 Months Ended
Dec. 31, 2017
Disclosure of detailed information about financial instruments [abstract]
Schedule of Classification of Financial Instruments by Fair Value Hierarchy
Classification of financial instruments by fair value hierarchy:

	December 31,
	2017	2016
	Level 2

Financial assets:

Marketable securities	$59,940	$71,738

Schedule of Company's Financial Liabilities
The following table presents the repayment dates of the Company's financial liabilities, by contractual terms, in nominal amounts (including interest payments):

Balance at December 31, 2017:

	Up to 1 year	1 year to 2 years	2 years to 3 years	3 years to 4 years	4 years to 5 years	Over 5 years	Total
Trade payables	$1,110	$-	$-	$-	$-	$-	$1,110
Other payables	2,934	-	-	-	-	-	2,934
Liabilities in respect of government grants	106	1,100	208	372	501	1,941	4,228

	$4,150	$1,100	$208	$372	$501	$1,941	$8,272

Balance at December 31, 2016:

	Up to 1 year	1 year to 2 years	2 years to 3 years	3 years to 4 years	4 years to 5 years	Over 5 years	Total
Trade payables	$1,330	$-	$-	$-	$-	$-	$1,330
Other payables	2,803	-	-	-	-	-	2,803
Liabilities in respect of government grants	179	712	513	481	598	1,576	4,059

	$4,312	$712	$513	$481	$598	$1,576	$8,192

Schedule of Sensitivity Tests Relating to Changes in Market Factors
Sensitivity tests relating to changes in market factors:

	December 31,
	2017		2016

Sensitivity test to changes in the USD/NIS exchange rate:

Gain (loss) from the change:
Increase of 5% in exchange rate		$133		$84
Decrease of 5% in exchange rate		$(133)		$(84)

Sensitivity test to changes in the market price of listed securities:

Gain (loss) from the change:
Increase of 5% in market price		$2,997		$3,587
Decrease of 5% in market price	$	(2,997)	$	(3,587)